FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

16. FAIR VALUE MEASUREMENT

The following tables presents the fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2022:

	December 31, 2022			Total
RMB	Level 1	Level 2	Level 3	Fair Value
Short-term investments (Note 3)	—	160,406,301	—	160,406,301

There was no financial assets and liabilities measured at fair value as of December 31, 2023.